Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Total revenue	$ 1,458,937	$ 463,283
Total cost of revenue	1,017,286	335,852
Gross profit	441,651	127,431
Selling, general and administrative	354,496	140,195
Impairment of goodwill and franchise rights	324,276	0
Depreciation and amortization	23,011	6,007
Operating loss from continuing operations	(260,132)	(18,771)
Other income (expense):
Interest expense	(52,164)	(14,294)
Other income	4,223	0
Change in derivative liability	39	(8,799)
Forgiveness of PPP Loan	2,509	572
Loss from continuing operations before income taxes	(305,525)	(41,292)
Income tax benefit from continuing operations	(71,986)	(23,466)
(Loss) from continuing operations, net	(233,539)	(17,826)
Income (loss) from discontinued operations	(27,974)	8,101
Net income (loss)	$ (261,513)	$ (9,725)
Weighted average number of common shares outstanding - basic (in shares)	15,871,005	6,920,318
Weighted average number of common shares outstanding - fully diluted (in shares)	15,871,005	6,920,318
Loss per share – fully diluted from continuing operations (in dollars per share)	$ (14.71)	$ (2.58)
Loss per share – basic from continuing operations (in dollars per share)	(14.71)	(2.58)
Income (Loss) income per share – basic from discontinued operations (in dollars per share)	(1.76)	1.17
Income (Loss) income per share – fully diluted from discontinued operations (in dollars per share)	$ (1.76)	$ 1.17
Powersports vehicles
Revenue:
Total revenue	$ 1,033,919	$ 323,303
Total cost of revenue	839,768	264,872
Parts, service and accessories
Revenue:
Total revenue	247,562	66,969
Total cost of revenue	135,358	36,702
Finance and insurance, net
Revenue:
Total revenue	123,418	29,133
Vehicle logistics
Revenue:
Total revenue	54,038	43,878
Total cost of revenue	$ 42,160	$ 34,278